Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	$ 1,147,895	$ 1,644,200
Embedded derivative liabilities		13,501,000
Strome Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	704,707	1,036,687
B. Riley Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	443,188	607,513
Fair Value, Inputs, Level 1 [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Embedded derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Strome Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Fair Value, Inputs, Level 1 [Member] | B. Riley Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Fair Value, Inputs, Level 2 [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Embedded derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Strome Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Fair Value, Inputs, Level 2 [Member] | B. Riley Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value
Fair Value, Inputs, Level 3 [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	1,147,895	1,644,200
Embedded derivative liabilities		13,501,000
Fair Value, Inputs, Level 3 [Member] | Strome Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	704,707	1,036,687
Fair Value, Inputs, Level 3 [Member] | B. Riley Warrants [Member]
Short-term Debt [Line Items]
Warrant derivative liabilities fair value	443,188	607,513
12% Amended Senior Secured Notes [Member]
Short-term Debt [Line Items]
Long-term debt fair value	52,556,401	44,009,745
12% Amended Senior Secured Notes [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term Debt [Line Items]
Long-term debt fair value
12% Amended Senior Secured Notes [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term Debt [Line Items]
Long-term debt fair value	52,556,401	44,009,745
12% Amended Senior Secured Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term Debt [Line Items]
Long-term debt fair value